Borrowings (Details 1) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012
Aggregate maturities of long-term obligations
2012	$ 616
2013	1,545
2014	1,816
2015	0
2016	898
After 2016	$ 8,710